Shareholder's Equity (Schedule Of Company's Share Repurchases) (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended			0 Months Ended	3 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Jun. 03, 2011 Two Thousand And Eleven Share Repurchase Program [Member]	Jan. 31, 2013 Two Thousand And Eleven Share Repurchase Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Repurchase Program, Authorized Amount				$ 15,000,000,000
Stock Repurchase Program, Remaining Authorized Repurchase Amount					3,700,000,000
Total Number of Shares Repurchased	113	115	279
Average Price Paid per Share	$ 67.15	$ 54.64	$ 53.03
Total Investment	$ 7,600,000,000	$ 6,300,000,000	$ 14,800,000,000